Business activity and Initial Public Offering - Additional information (Detail)			1 Months Ended		12 Months Ended
	Jul. 18, 2019 PEN (S/) shares	Jul. 18, 2019 USD ($) $ / shares shares	Jul. 31, 2019 PEN (S/) shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Business activity and Initial Public Offering [Line Items]
Outstanding Capital Stock Percentage					70.62%
IPO number of shares authorized	9,000,000	9,000,000
IPO share price | $ / shares		$ 46.00
IPO additional call options issued	1,350,000	1,350,000
IPO, Number of shares issued	2,336,841	2,336,841
IPO, Shares issued on options exercised	1,186,841	1,186,841
IPO, fair value of shares issued | S/	S/ 336,950,000
fair value of shares issued net of issuance costs | S/					S/ 684,125,000
Treasury stock, sold value | S/						S/ 383,589,000	S/ 142,839,000
Issued capital [member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued			2,336,841	2,336,841
IPO, fair value of shares issued	74,571,000		S/ 74,571,000	$ 22,714,000
fair value of shares issued net of issuance costs | $		$ 208,384,000
IPO, Issuance expense | S/	15,957,000
Share premium [member]
Business activity and Initial Public Offering [Line Items]
IPO, fair value of shares issued | S/	S/ 262,379,000
Intercorp Financial Services Inc [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued	1,150,000	1,150,000
Treasury stock, sold	2,418,754	2,418,754
Treasury stock, sold value | S/	S/ 347,175,000
IPO, Treasury shares reissued	2,418,754	2,418,754
Intercorp Financial Services Inc [Member] | Issued capital [member]
Business activity and Initial Public Offering [Line Items]
IPO share price | $ / shares		$ 46.00
IPO, Number of shares issued	4,755,595	4,755,595
IPO, fair value of shares issued | $		$ 218,757,000
fair value of shares issued net of issuance costs | S/	S/ 684,125,000
Banco Internacional del Per SAA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned					99.30%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned					99.84%	99.84%
Inteligo Group Corp [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned					100.00%	100.00%
Hipotecaria Sura Empresa Administradora Hipotecaria SA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						99.42%
Non Related Shareholder [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued	3,000,000	3,000,000
Intercorp Peru [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued	2,531,246	2,531,246
Intercorp Per Ltd [Member]
Business activity and Initial Public Offering [Line Items]
Issued capital stock, Percentage					70.62%
Outstanding Capital Stock Percentage						75.94%